Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share1 [Abstract]
Earnings per share
A reconciliation of the numerator and denominator used for the purposes of calculating diluted loss per share is as follows:

	2024	2023
Loss
Numerator for basic EPS	$(5)	$(167)
Cash-settled expense included in earnings	7	—
Equity-settled expense adjustment	(7)	—
Numerator for diluted EPS	$(6)	$(167)

Weighted average number of shares (thousands)
Denominator for basic EPS	80,859	83,199
Effect of dilutive equity-based compensation	265	—
Denominator for diluted EPS	81,124	83,199

Loss per share (dollars)
Basic	$(0.06)	$(2.01)
Diluted	$(0.07)	$(2.01)